OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and related accruals	$ 2,646	$ 2,504
Royalties payments related to Milestone payments from Bayer		234
Accrued expenses	1,711	3,216
Other accounts payable and accrued expenses	$ 4,357	$ 5,954